CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 914,235	$ 547,235	$ 585,903
Cash flows hedges:
Gain (loss) on valuation of derivative financial instruments	35,235	(18,301)	2,054
Deferred income taxes	11,977	7,545	(22,096)
Defined benefit plans:
Re-measurement (loss) gain	(7,012)	5,025	(9,614)
Deferred income taxes	1,879	(1,332)	2,590
Reclassification to income:
Gain related to cash flows hedges			(3,914)
Deferred income taxes			1,125
Other comprehensive income (loss)	42,079	(7,063)	(29,855)
Comprehensive income	956,314	540,172	556,048
Comprehensive income attributable to
Shareholder	956,262	540,139	555,996
Non-controlling interests	$ 52	$ 33	$ 52